Note 10 - Equity Incentive Plans - Assumptions of Options 1 (Details) - Share-Based Payment Arrangement, Option [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Risk-free interest rate	3.90%
Expected term (in years) (Year)	6 years	6 years
Expected volatility	118.40%	126.50%
Dividend yield	0.00%	0.00%
Minimum [Member]
Risk-free interest rate		4.10%	3.80%	3.70%
Expected term (in years) (Year)			5 years 6 months	5 years 6 months
Expected volatility			125.60%	128.90%
Maximum [Member]
Risk-free interest rate		4.40%	4.40%	4.40%
Expected term (in years) (Year)			6 years	6 years
Expected volatility			128.60%	130.80%